Property, Plant And Equipment - Summary of Property, Plant And Equipment (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	€ 34,947	€ 7,972
Ending balance	112,719	34,947	€ 7,972
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	20,396	0
Ending balance	87,269	20,396	0
Plant and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	10,284	5,757
Ending balance	15,632	10,284	5,757
Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	2,672	690
Ending balance	4,293	2,672	690
Motor vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	62	50
Ending balance	383	62	50
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	1,533	1,475
Ending balance	5,142	1,533	1,475
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	45,398	10,852	7,905
Additions	67,306	21,221	3,182
Disposals	(388)	(3,437)
Modification of lease	24,506	22
Additions through business combinations under common control	662	9,038
Transfers and Reclassification	(1,812)		0
Additions through business combinations	914
Foreign exchange differences	(5,482)	1,675	(235)
Recognition of right-of-use asset on initial application of IFRS 16		6,027
Ending balance	131,104	45,398	10,852
Gross carrying amount [member] | Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	23,945	0
Additions	50,491	14,732
Disposals	0	0
Modification of lease	24,506	22
Additions through business combinations under common control	0	2,584
Transfers and Reclassification	(1,812)
Additions through business combinations	165
Foreign exchange differences	(3,579)	580
Recognition of right-of-use asset on initial application of IFRS 16		6,027
Ending balance	93,716	23,945	0
Gross carrying amount [member] | Plant and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	16,268	8,270	5,249
Additions	10,541	4,335	1,769
Disposals	(157)	(3,199)
Modification of lease	0	0
Additions through business combinations under common control	139	5,989
Transfers and Reclassification			1,466
Additions through business combinations	735
Foreign exchange differences	(1,573)	873	(214)
Recognition of right-of-use asset on initial application of IFRS 16		0
Ending balance	25,953	16,268	8,270
Gross carrying amount [member] | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	3,536	1,029	774
Additions	2,460	2,135	264
Disposals	(231)	(33)
Modification of lease	0	0
Additions through business combinations under common control	131	276
Transfers and Reclassification			0
Additions through business combinations	4
Foreign exchange differences	(209)	129	(9)
Recognition of right-of-use asset on initial application of IFRS 16		0
Ending balance	5,691	3,536	1,029
Gross carrying amount [member] | Motor vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	116	78	41
Additions	83	19	37
Disposals	0	(188)
Modification of lease	0	0
Additions through business combinations under common control	392	189
Transfers and Reclassification			0
Additions through business combinations	10
Foreign exchange differences	1	18	0
Recognition of right-of-use asset on initial application of IFRS 16		0
Ending balance	602	116	78
Gross carrying amount [member] | Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	1,533	1,475	1,841
Additions	3,731	0	1,112
Disposals	0	(17)
Modification of lease	0	0
Additions through business combinations under common control	0	0
Transfers and Reclassification			(1,466)
Additions through business combinations	0
Foreign exchange differences	(122)	75	(12)
Recognition of right-of-use asset on initial application of IFRS 16		0
Ending balance	5,142	1,533	1,475
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(10,451)	(2,880)	(785)
Disposals	382	1,195
Modification of lease	1,114	42
Additions through business combinations under common control	(179)	(2,020)
Transfers and Reclassification	1,812		0
Foreign exchange differences	963	(430)	77
Depreciation	(12,001)	(5,377)	(2,172)
Impairment	(25)		0
Recognition of right-of-use asset on initial application of IFRS 16		(981)
Ending balance	(18,385)	(10,451)	(2,880)
Accumulated depreciation, amortisation and impairment [member] | Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(3,549)	0
Disposals	0	0
Modification of lease	1,114	42
Additions through business combinations under common control	0	(251)
Transfers and Reclassification	1,812
Foreign exchange differences	333	(92)
Depreciation	(6,157)	(2,267)
Impairment	0
Recognition of right-of-use asset on initial application of IFRS 16		(981)
Ending balance	(6,447)	(3,549)	0
Accumulated depreciation, amortisation and impairment [member] | Plant and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(5,984)	(2,513)	(660)
Disposals	157	981
Modification of lease		0
Additions through business combinations under common control	(59)	(1,547)
Transfers and Reclassification			0
Foreign exchange differences	574	(299)	74
Depreciation	(4,984)	(2,606)	(1,927)
Impairment	(25)		0
Recognition of right-of-use asset on initial application of IFRS 16		0
Ending balance	(10,321)	(5,984)	(2,513)
Accumulated depreciation, amortisation and impairment [member] | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(864)	(339)	(110)
Disposals	225	26
Modification of lease		0
Additions through business combinations under common control	(25)	(53)
Transfers and Reclassification			0
Foreign exchange differences	54	(33)	3
Depreciation	(788)	(465)	(232)
Impairment	0		0
Recognition of right-of-use asset on initial application of IFRS 16		0
Ending balance	(1,398)	(864)	(339)
Accumulated depreciation, amortisation and impairment [member] | Motor vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(54)	(28)	(15)
Disposals	0	188
Modification of lease		0
Additions through business combinations under common control	(95)	(169)
Transfers and Reclassification			0
Foreign exchange differences	2	(6)	0
Depreciation	(72)	(39)	(13)
Impairment	0		0
Recognition of right-of-use asset on initial application of IFRS 16		0
Ending balance	(219)	(54)	(28)
Accumulated depreciation, amortisation and impairment [member] | Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	0	0	0
Disposals	0	0
Modification of lease		0
Additions through business combinations under common control	0	0
Transfers and Reclassification			0
Foreign exchange differences	0	0	0
Depreciation	0	0	0
Impairment	0		0
Recognition of right-of-use asset on initial application of IFRS 16		0
Ending balance	€ 0	€ 0	€ 0